Offerings	Jul. 30, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Paramount Skydance Corporation Class B Common Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering Note	An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of securities is being registered as may be issued from time to time upon exercise, settlement, exchange, or conversion of securities offered or sold hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend, or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise, or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrants are deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a "pay-as-you-go" basis. The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Paramount Skydance Corporation Preferred Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Paramount Skydance Corporation Debt Securities
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Paramount Global Debt Securities
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Paramount Skydance Corporation Guarantees
Fee Rate	0.01381%
Offering Note	See Offering Note 1. Paramount Skydance Corporation will fully and unconditionally guarantee or co-issue debt securities issued by Paramount Global. Guarantees registered hereunder may or may not be issued for separate consideration. In accordance with Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees of debt securities being registered.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Paramount Global Guarantees
Fee Rate	0.01381%
Offering Note	See Offering Note 1. Paramount Global may fully and unconditionally guarantee debt securities issued by Paramount Skydance Corporation. Guarantees registered hereunder may or may not be issued for separate consideration. In accordance with Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees of debt securities being registered.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Paramount Skydance Corporation Warrants
Fee Rate	0.01381%
Offering Note	See Offering Note 1. Warrants covered by this registration statement cover shares of common stock, shares of preferred stock and/or debt securities in one or more series.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Paramount Global Warrants
Fee Rate	0.01381%
Offering Note	See Offering Note 1 & 7. Warrants may be co-issued by Paramount Global when the securities with respect to which the warrants are issued will be guaranteed by Paramount Global.